Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to (Lost by) CEO ($)	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (Loss) ($)	Adjusted EBITDA ($)
2022	$3,293,971	$(917,779)	$1,200,340	$150,606	$25.63	$140.02	$72,953	$656,419
2021	$3,258,862	$5,158,789	$1,199,495	$1,698,313	$61.02	$165.47	$111,910	$785,241
2020	$3,353,359	$(204,845)	$1,074,101	$219,131	$62.59	$130.86	$(8,515)	$694,489
(b)	The amounts in this column represents the total compensation of our chief executive officer (“CEO”), Russell A. Childs, for each of the fiscal years ended December 31, 2020, 2021, and 2022, as reported in the Summary Compensation Table included in the Executive Compensation section of this Proxy Statement. Mr. Childs was our principal executive officer for each of these years.
(c)	The amounts in this column represents the total compensation actually paid to (lost by) the CEO for the years indicated, adjusting the total compensation from column (b) by the amounts in the “Adjustments” table below.
(d)	The amounts in this column represents the average total compensation of our Named Executives, excluding the CEO (the “Non-CEO NEOs”), Robert J. Simmons, Wade J. Steel, Eric J. Woodward, and Greg S. Wooley, for each of the fiscal years ended December 31, 2020, 2021, and 2022, as reported in the Summary Compensation Table of the proxy statement filed in the applicable year.
(e)	The amounts in this column represents the average total compensation actually paid to the Non-CEO NEOs for the years indicated, adjusting the total compensation from column (d) by the amounts in the “Adjustments” table below.
(f)	The total shareholder return shows the cumulative total shareholder return on our common stock through the last day of each fiscal year reflected in the table above, assuming an initial investment of $100.00 on December 31, 2019, with dividends reinvested.
(g)	The peer group total shareholder return shows the cumulative total shareholder return of the Nasdaq Stock Market Transportation Index through the last day of each fiscal year reflected in the table above, assuming an initial investment of $100.00 on December 31, 2019, with dividends reinvested.
(h)	The amounts in this column represent the Company’s net income (loss) for the indicated years as reported in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission.
(i)	Although we use numerous financial performance measures for the purpose of evaluating Company performance for the compensation of the Named Executives, we have determined that adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link Company performance and Named Executive compensation for the most recently completed fiscal year. The amounts in this column represent the Company’s adjusted EBITDA for the indicated years. (Adjusted EBTIDA is a non-GAAP measure. See Appendix A to this proxy statement on page 65 for a reconciliation of adjusted EBITDA for each of the fiscal years ending December 31, 2020, 2021 and 2022 to the most directly comparable financial measure for each such year prepared in accordance with GAAP.)

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(b)	The amounts in this column represents the total compensation of our chief executive officer (“CEO”), Russell A. Childs, for each of the fiscal years ended December 31, 2020, 2021, and 2022, as reported in the Summary Compensation Table included in the Executive Compensation section of this Proxy Statement. Mr. Childs was our principal executive officer for each of these years.
(d)	The amounts in this column represents the average total compensation of our Named Executives, excluding the CEO (the “Non-CEO NEOs”), Robert J. Simmons, Wade J. Steel, Eric J. Woodward, and Greg S. Wooley, for each of the fiscal years ended December 31, 2020, 2021, and 2022, as reported in the Summary Compensation Table of the proxy statement filed in the applicable year.

Peer Group Issuers, Footnote [Text Block]
(g)	The peer group total shareholder return shows the cumulative total shareholder return of the Nasdaq Stock Market Transportation Index through the last day of each fiscal year reflected in the table above, assuming an initial investment of $100.00 on December 31, 2019, with dividends reinvested.

PEO Total Compensation Amount	$ 3,293,971	$ 3,258,862	$ 3,353,359
PEO Actually Paid Compensation Amount	$ (917,779)	5,158,789	(204,845)
Adjustment To PEO Compensation, Footnote [Text Block]

	2022		2021		2020
Adjustments To Total Compensation	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for year indicated	$(2,300,000)	$(587,000)	$(2,300,000)	$(587,000)	$(2,300,000)	$(527,500)
Increase based on ASC 718 Fair Value of awards granted during year indicated that remain unvested as of the end of the indicated year (1)	2,897,835	739,565	5,036,197	1,285,331	1,508,763	346,021
Increase (deduction) for awards granted during prior year(s) that were outstanding and unvested as of end of the indicated year, determined based on change in ASC 718 Fair Value from the end of the prior year to the end of the indicated year (1)	(4,107,979)	(1,039,599)	(232,660)	(53,587)	(1,414,013)	(341,757)
Increase (deduction) for awards granted during a prior year that vested during the indicated year, determined based on change in ASC 718 Fair Value from the end of the prior year to the vesting date (2)	(701,606)	(162,700)	(603,610)	(145,926)	(1,352,954)	(331,734)
Total adjustments	$(4,211,750)	$(1,049,734)	$1,899,927	$498,818	(3,558,204)	$(854,970)
(1)	The fair value of the unvested performance share awards at the end of each fiscal year reflected in the table above is determined using the Company’s estimated achievement of the performance objectives at the end of the indicated year. The Company’s assumption for the each of the PSU grants in the year indicated is shown in the table below.

PSU Performance Assumptions	2022	2021	2020
2022 PSU Grant	250%	—	—
2021 PSU Grant	150%	250%	—
2020 PSU Grant	40%	80%	100%
2019 PSU Grant	—	40%	100%
2018 PSU Grant	—	—	80%

Non-PEO NEO Average Total Compensation Amount	$ 1,200,340	1,199,495	1,074,101
Non-PEO NEO Average Compensation Actually Paid Amount	$ 150,606	1,698,313	219,131
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022		2021		2020
Adjustments To Total Compensation	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for year indicated	$(2,300,000)	$(587,000)	$(2,300,000)	$(587,000)	$(2,300,000)	$(527,500)
Increase based on ASC 718 Fair Value of awards granted during year indicated that remain unvested as of the end of the indicated year (1)	2,897,835	739,565	5,036,197	1,285,331	1,508,763	346,021
Increase (deduction) for awards granted during prior year(s) that were outstanding and unvested as of end of the indicated year, determined based on change in ASC 718 Fair Value from the end of the prior year to the end of the indicated year (1)	(4,107,979)	(1,039,599)	(232,660)	(53,587)	(1,414,013)	(341,757)
Increase (deduction) for awards granted during a prior year that vested during the indicated year, determined based on change in ASC 718 Fair Value from the end of the prior year to the vesting date (2)	(701,606)	(162,700)	(603,610)	(145,926)	(1,352,954)	(331,734)
Total adjustments	$(4,211,750)	$(1,049,734)	$1,899,927	$498,818	(3,558,204)	$(854,970)
(1)	The fair value of the unvested performance share awards at the end of each fiscal year reflected in the table above is determined using the Company’s estimated achievement of the performance objectives at the end of the indicated year. The Company’s assumption for the each of the PSU grants in the year indicated is shown in the table below.

PSU Performance Assumptions	2022	2021	2020
2022 PSU Grant	250%	—	—
2021 PSU Grant	150%	250%	—
2020 PSU Grant	40%	80%	100%
2019 PSU Grant	—	40%	100%
2018 PSU Grant	—	—	80%

(2)	The fair value of the vested awards is determined by multiplying the number of shares vested by the share price on the date of vesting.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship between Compensation Actually Paid and Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]	Relationship between Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship between Compensation Actually Paid and Adjusted EBITDA
Tabular List [Table Text Block]

Financial Performance Measures
Adjusted EBITDA
Free Cash Flow
Adjusted Pre-Tax Earnings

Total Shareholder Return Amount	$ 25.63	61.02	62.59
Peer Group Total Shareholder Return Amount	140.02	165.47	130.86
Net Income (Loss)	$ 72,953	$ 111,910	$ (8,515)
Company Selected Measure Amount	656,419	785,241	694,489
PEO Name	Russell A. Childs
2022 PSU Grant	250.00%
2021 PSU Grant	150.00%	250.00%
2020 PSU Grant	40.00%	80.00%	100.00%
2019 PSU Grant		40.00%	100.00%
2018 PSU Grant			80.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Although we use numerous financial performance measures for the purpose of evaluating Company performance for the compensation of the Named Executives, we have determined that adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link Company performance and Named Executive compensation for the most recently completed fiscal year. The amounts in this column represent the Company’s adjusted EBITDA for the indicated years. (Adjusted EBTIDA is a non-GAAP measure. See Appendix A to this proxy statement on page 65 for a reconciliation of adjusted EBITDA for each of the fiscal years ending December 31, 2020, 2021 and 2022 to the most directly comparable financial measure for each such year prepared in accordance with GAAP.)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Pre-Tax Earnings
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,211,750)	$ 1,899,927	$ (3,558,204)
PEO [Member] | Deduction for amounts reported under the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for year indicated
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,300,000)	(2,300,000)	(2,300,000)
PEO [Member] | Increase based on ASC 718 Fair Value of awards granted during year indicated that remain unvested as of the end of the indicated year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,897,835	5,036,197	1,508,763
PEO [Member] | Increase (deduction) for awards granted during prior year(s) that were outstanding and unvested as of end of the indicated year, determined based on change in ASC 718 Fair Value from the end of the prior year to the end of the indicated year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,107,979)	(232,660)	(1,414,013)
PEO [Member] | Increase (deduction) for awards granted during a prior year that vested during the indicated year, determined based on change in ASC 718 Fair Value from the end of the prior year to the vesting date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(701,606)	(603,610)	(1,352,954)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,049,734)	498,818	(854,970)
Non-PEO NEO [Member] | Deduction for amounts reported under the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for year indicated
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(587,000)	(587,000)	(527,500)
Non-PEO NEO [Member] | Increase based on ASC 718 Fair Value of awards granted during year indicated that remain unvested as of the end of the indicated year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	739,565	1,285,331	346,021
Non-PEO NEO [Member] | Increase (deduction) for awards granted during prior year(s) that were outstanding and unvested as of end of the indicated year, determined based on change in ASC 718 Fair Value from the end of the prior year to the end of the indicated year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,039,599)	(53,587)	(341,757)
Non-PEO NEO [Member] | Increase (deduction) for awards granted during a prior year that vested during the indicated year, determined based on change in ASC 718 Fair Value from the end of the prior year to the vesting date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (162,700)	$ (145,926)	$ (331,734)